Shareholder Fees - American Century Asset Allocation Portfolio	Dec. 01, 2025 USD ($)
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Account Fee	$ 0
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Maximum Account Fee	$ 0
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Maximum Account Fee	$ 0
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Maximum Account Fee	$ 0
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[6]
Maximum Account Fee	$ 0
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
Maximum Account Fee	$ 0
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[8]
Maximum Account Fee	$ 0
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[9]
Maximum Account Fee	$ 0
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[10]
Maximum Account Fee	$ 0
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[11]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[12]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[13]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[14]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[15]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[16]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[17]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[18]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[19]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[20]
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[21]
Maximum Account Fee	$ 0
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	25
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE R CLASS
Prospectus [Line Items]
Maximum Account Fee	0
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	25
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE R CLASS
Prospectus [Line Items]
Maximum Account Fee	0
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	25
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE R CLASS
Prospectus [Line Items]
Maximum Account Fee	0
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	25
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE R CLASS
Prospectus [Line Items]
Maximum Account Fee	0
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	25
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE R CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[6]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[9]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[11]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[12]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[13]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[14]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[15]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[16]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[17]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[18]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[19]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[20]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[21]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.